Board of Directors - Executive Board Compensation (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) item
Executive Board
BOARD OF DIRECTORS
Short-term employee benefits	€ 16,634,000	€ 19,206,000	€ 15,137,000
Share-based payment	25,723,000	23,942,000	10,365,000
Subtotal	42,357,000	43,148,000	25,502,000
Post-employment benefits	1,312,000	2,398,000	1,278,000
Thereof defined-benefit	423,000	1,792,000	288,000
Thereof defined-contribution	889,000	606,000	990,000
Total	€ 43,669,000	€ 45,546,000	26,780,000
Short-term employee benefits and share-based payment considering the grant date fair value of the RSUs allocated			15,400,400
Total compensation considering the grant date fair value of the RSUs allocated			16,678,400
RSU awards under Section 314 of HGB | Michael Kleinemeier, member of the Executive Board
BOARD OF DIRECTORS
Share-based payment			€ 263,200
Number of shares granted | item			4,622